FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - exposure to interest rates (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage increase (decrease) in interest rate	25.00%
Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage increase (decrease) in interest rate	50.00%
CDI/SELIC | Cash and cash equivalents | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	R$ 1,441,758
CDI/SELIC | Cash and cash equivalents | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	49,200
CDI/SELIC | Cash and cash equivalents | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	98,400
CDI/SELIC | Marketable securities | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	3,383,832
CDI/SELIC | Marketable securities | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	115,473
CDI/SELIC | Marketable securities | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	230,947
CDI/SELIC | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	8,001,775
CDI/SELIC | Loans and financing | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	273,061
CDI/SELIC | Loans and financing | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	546,121
CDI | Derivative options | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	1,596,089
CDI | Derivative options | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(594,361)
CDI | Derivative options | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(1,140,951)
CDI | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(1,768,134)
CDI | Derivative swaps | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(10,977)
CDI | Derivative swaps | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(22,123)
TJLP | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	317,281
TJLP | Loans and financing | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	5,711
TJLP | Loans and financing | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	11,422
LIBOR | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	16,930,445
LIBOR | Loans and financing | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	201,781
LIBOR | Loans and financing | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	403,562
LIBOR | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(1,768,134)
LIBOR | Derivative swaps | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	369,294
LIBOR | Derivative swaps | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ 738,044